Accrued expenses (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Disclosure of transactions between related parties [line items]
Suppliers	$ 13,417	$ 15,938
Accrued interest	4,492	4,282
Accrued short-term employee benefits	3,408	11,231
Other accrued expenses	1,893	21
Accrued expenses	23,699	32,193
Other related parties
Disclosure of transactions between related parties [line items]
Accrued expenses to related parties	489	721
Other related parties | Amounts due to a related party port agent
Disclosure of transactions between related parties [line items]
Accrued expenses to related parties	392	313
Other related parties | Scorpio MR Pool Limited
Disclosure of transactions between related parties [line items]
Accrued expenses to related parties	25	375
Other related parties | Scorpio Commercial Management S.A.M.
Disclosure of transactions between related parties [line items]
Accrued expenses to related parties	18	0
Other related parties | Scorpio Ship Management S.A.M. (SSM)
Disclosure of transactions between related parties [line items]
Accrued expenses to related parties	51	33
Other related parties | Scorpio Handymax Tanker Pool Limited
Disclosure of transactions between related parties [line items]
Accrued expenses to related parties	2	0
Other related parties | Scorpio LR1 Pool Limited
Disclosure of transactions between related parties [line items]
Accrued expenses to related parties	$ 1	$ 0